TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS, Life Insurance Businesses and the Provision of Services for Health Insurance (Details) - PEN (S/) S/ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business line [Abstract]
IBNR Balance COVID - 19	S/ 192.3	S/ 123.3
Claims reported COVID - 19	590.2	293.3
Total Impact COVID-19	782.5	416.6
Vida Individual [Member]
Business line [Abstract]
IBNR Balance COVID - 19	18.0	7.0
Claims reported COVID - 19	39.0	17.1
Total Impact COVID-19	57.0	24.1
Vida Grupo [Member]
Business line [Abstract]
IBNR Balance COVID - 19	13.9	9.8
Claims reported COVID - 19	18.7	9.0
Total Impact COVID-19	32.6	18.8
Vida Ley [Member]
Business line [Abstract]
IBNR Balance COVID - 19	27.2	11.3
Claims reported COVID - 19	44.4	19.4
Total Impact COVID-19	71.6	30.7
Vida Credito [Member]
Business line [Abstract]
IBNR Balance COVID - 19	45.6	21.7
Claims reported COVID - 19	162.9	101.8
Total Impact COVID-19	208.5	123.5
SISCO [Member]
Business line [Abstract]
IBNR Balance COVID - 19	67.8	49.0
Claims reported COVID - 19	286.5	112.9
Total Impact COVID-19	354.3	161.9
Asistencia Medica [Member]
Business line [Abstract]
IBNR Balance COVID - 19	19.8	24.5
Claims reported COVID - 19	38.7	33.1
Total Impact COVID-19	S/ 58.5	S/ 57.6